Elevation Series Trust

1700 Broadway, Suite 1850

Denver, CO 80290

March 6, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Elevation Series Trust (the “Trust”)
(File Nos. 333-265972 and 811-23812)

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the Trust hereby certifies the following:

1.	that the form of prospectus and statement of additional information for each series of the Trust as identified in Exhibit A below, that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 35 to the Form N-1A Registration Statement filed by the Company on February 28, 2025, which is the most recent amendment to such registration statement and became effective February 28, 2025; and

2.	that the text of Post-Effective Amendment No. 35 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 28, 2025.

Very Truly Yours,

/s/ Chris Moore

Chris Moore

Secretary

Exhibit A

SRH U.S. Quality GARP ETF

SRH REIT Covered Call ETF

TrueShares Quarterly Bull Hedge ETF

TrueShares Quarterly Bear Hedge ETF